Commitments and contingencies	12 Months Ended
Mar. 31, 2015
Commitments and contingencies
Commitments and contingencies

24Commitments and contingencies

(a)Operating lease commitments

For the years ended March 31, 2013, 2014 and 2015, total rental expenses for operating leases were RMB4,666, RMB3,735 and RMB4,536 (US$732), respectively.

The total future minimum payments under non-cancellable operating leases of rental arrangements as of March 31, 2015 are as follows:

	March 31, 2015
	RMB	US$
Fiscal years ending March 31,
2016	1,799	290
2017	1,668	270
2018	1,596	257
2019	1,596	257
2020	1,106	178

Total payments	7,765	1,252

(b)Contractual commitments

The Group entered into an agreement with an institution for the research and development of medicines for treatments which make use of cord blood stem cells. Commitments as of March 31, 2014 and 2015 under this agreement amounted to RMB2,000 (US$323), respectively.

In June 2006, the Group entered into a cooperation agreement with Peking University People’s Hospital (“PUPH”). Pursuant to the agreement, PUPH provides technical consultancy services to the Group in relation to the operation of a cord blood bank. The yearly service fee was RMB2,000 and was renewed at a yearly service fee of RMB2,600 (US$419) effective from October 2013. The renewed agreement has a term of twenty years commencing in October 2013.

In November 2009, Guangzhou Nuoya entered into a cooperation agreement with Guangdong Women and Children’s Hospital and Health Institute (“GWCH”). Pursuant to the agreement, GWCH provides technical consultancy services to the Group. The yearly service fee was RMB2,000 and was renewed at a yearly service fee of RMB3,200 (US$516) effective from October 2013.

As of March 31, 2015, the total future minimum payments under the cooperation agreements are as follows:

	March 31, 2015
	RMB	US$
Fiscal years ending March 31,
2016	5,800	936
2017	5,800	936
2018	5,800	936
2019	5,800	936
2020	5,800	936
2021 and thereafter	65,767	10,608

Total payments	94,767	15,288